Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial liabilities [abstract]
Schedule of Contractual Interest and Repayment Obligation to Warrant Bonds, Convertible Bonds and EIB Loan

The contractual interest and repayment obligations relating to warrant bonds, the convertible bonds and the EIB loan are composed as follows on the balance sheet date:

(in EUR thousands)	31.12.2017
	2018	2019	2020	2021	2022	Total
Convertible bond 2016/2021:
Principal repayment	-	-	-	83	-	83
Interest payment	5	5	5	5	-	20
Convertible bond 2017/2022:
Principal repayment	-	-	-	-	2,662	2,662
Interest payment	160	160	160	160	80	720
EIB loan
Principal repayment	-	-	-	-	10,000	10,000
Interest payment	380	405	433	461	3,926	5,605

The position was as follows in the previous year:

(in EUR thousands)	31.12.2016
	2017	2018	2019	2020	2021	Total
Warrant bond 2009/2017:
Principal repayment	-	5,226	-	-	-	5,226
Interest payment	394	-	-	-	-	394
Convertible bond 2016/2021:
Principal repayment	-	-	-	-	190	190
Interest payment	11	11	11	11	11	55